Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2020
Accounts Payable And Accrued Liabilities
Accounts Payable and Accrued Liabilities
	March 31, 2020	March 31, 2019
Accounts payable	$100,075	$35,965
Total	$100,075	$35,965